Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI ex USA IMI Index (Reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		31.96%	7.77%	8.37%
MSCI ACWI ex USA Small Cap Index (Reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		29.26%	6.91%	8.13%
Russell 3000 Index (Reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Russell Microcap Index (Reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.98%	7.32%	9.58%
Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.81%	6.09%	9.62%
Russell 2000 Value Index (Reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.59%	8.88%	9.27%
Russell 2000 Growth Index (Reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.01%	3.18%	9.57%
Russell 2500 Index (Reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.91%	7.26%	10.40%
Russell 2500 Value Index (Reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	12.73%	10.02%	9.72%
Royce Small-Cap Fund - Investment Class
Prospectus [Line Items]
Average Annual Return, Percent		8.95%	8.38%	11.11%
Royce Small-Cap Fund - Investment Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.38%	5.92%	8.47%
Royce Small-Cap Fund - Investment Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.50%	6.27%	8.49%
Royce Small-Cap Fund - Service Class
Prospectus [Line Items]
Average Annual Return, Percent		8.62%	8.05%	10.75%
Royce Small-Cap Fund - Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		9.00%	8.45%	11.19%
Royce International Premier Fund - Investment Class
Prospectus [Line Items]
Average Annual Return, Percent		9.69%	(3.19%)	4.90%
Royce International Premier Fund - Service Class
Prospectus [Line Items]
Average Annual Return, Percent		9.37%	(3.44%)	4.64%
Royce International Premier Fund - Service Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.16%	(4.11%)	4.18%
Royce International Premier Fund - Service Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.69%	(2.57%)	3.66%
Royce International Premier Fund - Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		9.88%	(3.04%)	4.96%
Royce Micro-Cap Fund - Investment Class
Prospectus [Line Items]
Average Annual Return, Percent		13.33%	9.24%	10.43%
Royce Micro-Cap Fund - Investment Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.92%	6.32%	7.92%
Royce Micro-Cap Fund - Investment Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.47%	6.92%	7.98%
Royce Micro-Cap Fund - Service Class
Prospectus [Line Items]
Average Annual Return, Percent		13.08%	8.95%	10.22%
Royce Premier Fund - Investment Class
Prospectus [Line Items]
Average Annual Return, Percent		5.63%	5.56%	10.34%
Royce Premier Fund - Investment Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.00%	2.97%	7.14%
Royce Premier Fund - Investment Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.32%	4.16%	7.81%
Royce Premier Fund - Service Class
Prospectus [Line Items]
Average Annual Return, Percent		5.30%	5.26%	9.99%
Royce Premier Fund - Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		5.59%	5.63%	10.41%
Royce Small-Cap Opportunity Fund - Investment Class
Prospectus [Line Items]
Average Annual Return, Percent		11.86%	9.87%	12.64%
Royce Small-Cap Opportunity Fund - Investment Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.61%	7.38%	10.54%
Royce Small-Cap Opportunity Fund - Investment Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.75%	7.37%	9.95%
Royce Small-Cap Opportunity Fund - Service Class
Prospectus [Line Items]
Average Annual Return, Percent		11.58%	9.57%	12.35%
Royce Small-Cap Opportunity Fund - Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		11.92%	9.96%	12.76%
Royce Small-Cap Special Equity Fund - Investment Class
Prospectus [Line Items]
Average Annual Return, Percent		3.34%	6.63%	7.93%
Royce Small-Cap Special Equity Fund - Investment Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.71%	3.74%	5.42%
Royce Small-Cap Special Equity Fund - Investment Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.97%	4.96%	6.04%
Royce Small-Cap Special Equity Fund - Service Class
Prospectus [Line Items]
Average Annual Return, Percent		3.13%	6.36%	7.68%
Royce Small-Cap Special Equity Fund - Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		3.41%	6.73%	8.01%
Royce Small-Cap Total Return Fund - Investment Class
Prospectus [Line Items]
Average Annual Return, Percent		2.43%	8.82%	9.37%
Royce Small-Cap Total Return Fund - Investment Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.30%)	5.02%	5.72%
Royce Small-Cap Total Return Fund - Investment Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.44%	6.24%	6.75%
Royce Small-Cap Total Return Fund - Service Class
Prospectus [Line Items]
Average Annual Return, Percent		2.13%	8.53%	9.07%
Royce Small-Cap Total Return Fund - Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		2.54%	8.93%	9.49%
Royce Small-Cap Value Fund - Investment Class
Prospectus [Line Items]
Average Annual Return, Percent		7.03%	10.16%	7.94%
Royce Small-Cap Value Fund - Service Class
Prospectus [Line Items]
Average Annual Return, Percent		6.68%	9.88%	7.68%
Royce Small-Cap Value Fund - Service Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.42%	8.13%	6.11%
Royce Small-Cap Value Fund - Service Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.69%	7.69%	5.94%
Royce Smaller-Companies Growth Fund - Investment Class
Prospectus [Line Items]
Average Annual Return, Percent		19.94%	4.71%	10.54%
Royce Smaller-Companies Growth Fund - Service Class
Prospectus [Line Items]
Average Annual Return, Percent		19.34%	4.39%	10.22%
Royce Smaller-Companies Growth Fund - Service Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.67%	1.62%	6.80%
Royce Smaller-Companies Growth Fund - Service Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.76%	2.82%	7.28%
Royce Smaller-Companies Growth Fund - Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		19.80%	4.72%	10.57%
Royce Smid-Cap Total Return Fund - Investment Class
Prospectus [Line Items]
Average Annual Return, Percent		4.17%	9.94%	10.09%
Royce Smid-Cap Total Return Fund - Service Class
Prospectus [Line Items]
Average Annual Return, Percent		4.00%	9.67%	9.81%
Royce Smid-Cap Total Return Fund - Service Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(13.12%)	3.67%	5.39%
Royce Smid-Cap Total Return Fund - Service Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.38%	7.11%	7.27%
Royce Micro-Cap Fund - Consultant Class | Russell 3000 Index (Reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Royce Micro-Cap Fund - Consultant Class | Russell Microcap Index (Reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.98%	7.32%	9.58%
Royce Micro-Cap Fund - Consultant Class | Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.81%	6.09%	9.62%
Royce Micro-Cap Fund - Consultant Class | Royce Micro-Cap Fund - Consultant Class
Prospectus [Line Items]
Average Annual Return, Percent		12.18%	8.08%	9.23%
Royce Micro-Cap Fund - Consultant Class | Royce Micro-Cap Fund - Consultant Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.81%	5.18%	6.70%
Royce Micro-Cap Fund - Consultant Class | Royce Micro-Cap Fund - Consultant Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.77%	6.02%	6.99%
Royce Premier Fund - Consultant Class | Russell 3000 Index (Reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Royce Premier Fund - Consultant Class | Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.81%	6.09%	9.62%
Royce Premier Fund - Consultant Class | Royce Premier Fund - Consultant Class
Prospectus [Line Items]
Average Annual Return, Percent		4.53%	4.43%	9.13%
Royce Premier Fund - Consultant Class | Royce Premier Fund - Consultant Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.93%	1.87%	5.95%
Royce Premier Fund - Consultant Class | Royce Premier Fund - Consultant Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.64%	3.31%	6.85%
Royce Small-Cap Fund - Consultant Class | Russell 3000 Index (Reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Royce Small-Cap Fund - Consultant Class | Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.81%	6.09%	9.62%
Royce Small-Cap Fund - Consultant Class | Royce Small-Cap Fund - Consultant Class
Prospectus [Line Items]
Average Annual Return, Percent		7.94%	7.31%	10.00%
Royce Small-Cap Fund - Consultant Class | Royce Small-Cap Fund - Consultant Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.50%	4.95%	7.44%
Royce Small-Cap Fund - Consultant Class | Royce Small-Cap Fund - Consultant Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.80%	5.46%	7.60%
Royce Small-Cap Opportunity Fund - Consultant & R Class | Russell 3000 Index (Reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Royce Small-Cap Opportunity Fund - Consultant & R Class | Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.81%	6.09%	9.62%
Royce Small-Cap Opportunity Fund - Consultant & R Class | Russell 2000 Value Index (Reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.59%	8.88%	9.27%
Royce Small-Cap Opportunity Fund - Consultant & R Class | Royce Small-Cap Opportunity Fund - Consultant Class
Prospectus [Line Items]
Average Annual Return, Percent		10.79%	8.72%	11.43%
Royce Small-Cap Opportunity Fund - Consultant & R Class | Royce Small-Cap Opportunity Fund - Consultant Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.56%	6.28%	9.33%
Royce Small-Cap Opportunity Fund - Consultant & R Class | Royce Small-Cap Opportunity Fund - Consultant Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.10%	6.48%	8.91%
Royce Small-Cap Opportunity Fund - Consultant & R Class | Royce Small-Cap Opportunity Fund - R Class
Prospectus [Line Items]
Average Annual Return, Percent		11.21%	9.17%	11.94%
Royce Small-Cap Special Equity Fund - Consultant Class | Russell 3000 Index (Reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Royce Small-Cap Special Equity Fund - Consultant Class | Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.81%	6.09%	9.62%
Royce Small-Cap Special Equity Fund - Consultant Class | Russell 2000 Value Index (Reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.59%	8.88%	9.27%
Royce Small-Cap Special Equity Fund - Consultant Class | Royce Small-Cap Special Equity Fund - Consultant Class
Prospectus [Line Items]
Average Annual Return, Percent		2.29%	5.49%	6.78%
Royce Small-Cap Special Equity Fund - Consultant Class | Royce Small-Cap Special Equity Fund - Consultant Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.14%)	2.88%	4.51%
Royce Small-Cap Special Equity Fund - Consultant Class | Royce Small-Cap Special Equity Fund - Consultant Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.20%	4.13%	5.18%
Royce Small-Cap Total Return Fund - Consultant & R Class | Russell 3000 Index (Reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Royce Small-Cap Total Return Fund - Consultant & R Class | Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.81%	6.09%	9.62%
Royce Small-Cap Total Return Fund - Consultant & R Class | Russell 2000 Value Index (Reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.59%	8.88%	9.27%
Royce Small-Cap Total Return Fund - Consultant & R Class | Royce Small-Cap Total Return Fund - Consultant Class
Prospectus [Line Items]
Average Annual Return, Percent		1.52%	7.75%	8.30%
Royce Small-Cap Total Return Fund - Consultant & R Class | Royce Small-Cap Total Return Fund - Consultant Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.95%)	4.43%	5.08%
Royce Small-Cap Total Return Fund - Consultant & R Class | Royce Small-Cap Total Return Fund - Consultant Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.72%	5.58%	6.05%
Royce Small-Cap Total Return Fund - Consultant & R Class | Royce Small-Cap Total Return Fund - R Class
Prospectus [Line Items]
Average Annual Return, Percent		1.80%	8.11%	8.67%
Royce Premier Fund - A Class | Russell 3000 Index (Reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Royce Premier Fund - A Class | Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.81%	6.09%	9.62%
Royce Premier Fund - A Class | Royce Premier Fund - A Class
Prospectus [Line Items]
Average Annual Return, Percent		5.30%	5.26%	9.99%
Royce Premier Fund - A Class | Royce Premier Fund - A Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.67%	2.68%	6.83%
Royce Premier Fund - A Class | Royce Premier Fund - A Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.12%	3.93%	7.55%
Royce Small-Cap Fund - A Class | Russell 3000 Index (Reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Royce Small-Cap Fund - A Class | Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.81%	6.09%	9.62%
Royce Small-Cap Fund - A Class | Royce Small-Cap Fund - A Class
Prospectus [Line Items]
Average Annual Return, Percent		8.62%	8.05%	10.75%
Royce Small-Cap Fund - A Class | Royce Small-Cap Fund - A Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.13%	5.64%	8.18%
Royce Small-Cap Fund - A Class | Royce Small-Cap Fund - A Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.24%	6.02%	8.21%
Royce Small-Cap Special Equity Fund - A Class | Royce Small-Cap Special Equity Fund - A Class
Prospectus [Line Items]
Average Annual Return, Percent		3.13%	6.36%	7.68%
Royce Small-Cap Special Equity Fund - A Class | Royce Small-Cap Special Equity Fund - A Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.58%	3.56%	5.24%
Royce Small-Cap Special Equity Fund - A Class | Royce Small-Cap Special Equity Fund - A Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.78%	4.77%	5.86%
Russell 3000 Index (Reflects no deductions for fees, expenses, or taxes) | Russell 3000 Index (Reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Russell 2000 Value Index (Reflects no deductions for fees, expenses, or taxes) | Russell 2000 Value Index (Reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.59%	8.88%	9.27%
Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes) | Russell 3000 Index (Reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.81%	6.09%	9.62%

[1]	As of May 1, 2025, the Russell 2500 Value Index replaced the Russell 2000 Index as a securities market index for performance comparison purposes because the Russell 2500 Value Index better reflects the particular market segment in which the Fund primarily invests than the Russell 2000 Index.